PROPERTY, PLANT AND EQUIPMENT - Schedule of purchase commitment (Details)	Dec. 31, 2024 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
2025	7
2026	12
2027	11
2028-2030	70
Total	100
A320neo Family
Disclosure of detailed information about property, plant and equipment [line items]
2025	7
2026	12
2027	10
2028-2030	56
Total	85
Boeing 787-9
Disclosure of detailed information about property, plant and equipment [line items]
2025	0
2026	0
2027	1
2028-2030	14
Total	15